Employee Benefit Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Employee Benefit Plan
15.	Employee Benefit Plan
The Company has a 401(k) retirement plan that covers eligible U.S. employees. Eligible employees may elect to contribute up to the maximum limits, as set by the Internal Revenue Service, of their eligible compensation. The Company may elect to make a discretionary contribution or match a discretionary percentage of employee contributions. During the three and nine months ended September 30, 2023, the Company’s matching contributions to the plan were less than $0.1 million and $0.1 million, respectively. During the three and nine months ended September 30, 2022, the Company’s matching contributions to the plan were less than $0.1 million and $0.1 million, respectively.

13.	Employee Benefit Plan
The Company has a 401(k) retirement plan which covers eligible U.S. employees. Eligible employees may elect to contribute up to the maximum limits, as set by the Internal Revenue Service, of their eligible compensation. The Company may elect to make a discretionary contribution or match a discretionary percentage of employee contribution. During the years ended December 31, 2022 and 2021, the Company’s matching contributions to the plan were $0.1 million.